Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Impact of Derivatives on Consolidated Balance Sheet

Impact of Derivatives on Consolidated Balance Sheet

		Cash Flow		Fair Value		Trading		Total
(Dollars in millions)	Hedged Risk Exposure	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Fair Values(1)
Derivative Assets:
Interest rate swaps	Interest rate	$24	$—	$738	$1,396	$61	$150	$823	$1,546
Cross-currency interest rate swaps	Foreign currency and interest rate	—	—	1,185	1,165	—	70	1,185	1,235
Other(2)	Interest rate	—	—	—	—	2	4	2	4

Total derivative assets(3)		24	—	1,923	2,561	63	224	2,010	2,785
Derivative Liabilities:
Interest rate swaps	Interest rate	—	(11)	(149)	(1)	(215)	(197)	(364)	(209)
Floor Income Contracts	Interest rate	—	—	—	—	(1,384)	(2,154)	(1,384)	(2,154)
Cross-currency interest rate swaps	Foreign currency and interestrate	—	—	(155)	(136)	(31)	—	(186)	(136)
Other(2)	Interest rate	—	—	—	—	(23)	—	(23)	—

Total derivative liabilities(3)		—	(11)	(304)	(137)	(1,653)	(2,351)	(1,957)	(2,499)

Net total derivatives		$24	$(11)	$1,619	$2,424	$(1,590)	$(2,127)	$53	$286

(1)

Fair values reported are exclusive of collateral held and pledged and accrued interest. Assets and liabilities are presented without consideration of master netting agreements. Derivatives are carried on the balance sheet based on net position by counterparty under master netting agreements, and classified in other assets or other liabilities depending on whether in a net positive or negative position.

(2)	“Other” includes embedded derivatives bifurcated from securitization debt as well as derivatives related to our Total Return Swap Facility and back-to-back private credit floors.

(3)	The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

Gross Positions with Impact of Netting Agreements
(3)	The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

	Other Assets		Other Liabilities
(Dollar in millions)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Gross position	$2,010	$2,785	$(1,957)	$(2,499)
Impact of master netting agreements	(386)	(544)	386	544

Derivative values with impact of master netting agreements (as carried on balance sheet)	1,624	2,241	(1,571)	(1,955)
Cash collateral (held) pledged	(687)	(1,423)	777	973

Net position	$937	$818	$(794)	$(982)

Derivative Notional Values

	Cash Flow		Fair Value		Trading		Total
(Dollars in billions)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Notional Values:
Interest rate swaps	$0.7	$0.7	$16.0	$15.8	$46.3	$56.9	$63.0	$73.4
Floor Income Contracts	—	—	—	—	31.8	51.6	31.8	51.6
Cross-currency interest rate swaps	—	—	11.1	13.7	.3	0.3	11.4	14.0
Other(1)	—	—	—	—	3.9	1.4	3.9	1.4

Total derivatives	$0.7	$0.7	$27.1	$29.5	$82.3	$110.2	$110.1	$140.4

(1)	“Other” includes embedded derivatives bifurcated from securitization debt, as well as derivatives related to our Total Return Swap Facility and back-to-back private credit floors.

Impact of Derivatives on Consolidated Statements of Income

Impact of Derivatives on Consolidated Statements of Income

	Years Ended December 31,
	Unrealized Gain (Loss) on Derivatives(1)(2)			Realized Gain (Loss) on Derivatives(3)			Unrealized Gain (Loss) on Hedged Item(1)			Total Gain (Loss)
(Dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011	2013	2012	2011
Fair Value Hedges:
Interest rate swaps	$(806)	$(75)	$503	$414	$449	$481	$873	$41	$(554)	$481	$415	$430
Cross-currency interest rate swaps	1	42	(723)	98	167	314	(183)	(182)	664	(84)	27	255

Total fair value derivatives	(805)	(33)	(220)	512	616	795	690	(141)	110	397	442	685
Cash Flow Hedges:
Interest rate swaps	—	(1)	(1)	(9)	(26)	(39)	—	—	—	(9)	(27)	(40)

Total cash flow derivatives	—	(1)	(1)	(9)	(26)	(39)	—	—	—	(9)	(27)	(40)
Trading:
Interest rate swaps	(107)	(66)	183	71	108	69	—	—	—	(36)	42	252
Floor Income Contracts	785	412	(267)	(815)	(859)	(903)	—	—	—	(30)	(447)	(1,170)
Cross-currency interest rate swaps	(101)	(59)	29	35	7	8	—	—	—	(66)	(52)	37
Other	(19)	5	22	(2)	(1)	11	—	—	—	(21)	4	33

Total trading derivatives	558	292	(33)	(711)	(745)	(815)	—	—	—	(153)	(453)	(848)

Total	(247)	258	(254)	(208)	(155)	(59)	690	(141)	110	235	(38)	(203)
Less: realized gains (losses) recorded in interest expense	—	—	—	503	590	756	—	—	—	503	590	756

Gains (losses) on derivative and hedging activities, net	$(247)	$258	$(254)	$(711)	$(745)	$(815)	$690	$(141)	$110	$(268)	$(628)	$(959)

(1)	Recorded in “Gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.

(2)	Represents ineffectiveness related to cash flow hedges.

(3)	For fair value and cash flow hedges, recorded in interest expense. For trading derivatives, recorded in “Gains (losses) on derivative and hedging activities, net.”

Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity

Impact of Derivatives on Consolidated Statements of Changes in Stockholders’ Equity (net of tax)

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Total gains (losses) on cash flow hedges	$16	$(7)	$(4)
Realized losses recognized in interest expense(1)(2)(3)	6	16	35

Total change in stockholders’ equity for unrealized gains on derivatives	$22	$9	$31

(1)	Amounts included in “Realized gain (loss) on derivatives” in the “Impact of Derivatives on Consolidated Statements of Income” table above.

(2)	Includes net settlement income/expense.

(3)

We expect to reclassify $0.3 million of after-tax net losses from accumulated other comprehensive income to earnings during the next 12 months related to net settlement accruals on interest rate swaps.

Collateral Held and Pledged

The following table details collateral held and pledged related to derivative exposure between us and our derivative counterparties.

(Dollars in millions)	December 31, 2013	December 31, 2012
Collateral held:
Cash (obligation to return cash collateral is recorded in short-term borrowings)(1)	$687	$1,423
Securities at fair value — on-balance sheet securitization derivatives (not recorded in financial statements)(2)	629	613

Total collateral held	$1,316	$2,036

Derivative asset at fair value including accrued interest	$1,878	$2,570

Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	$777	$973

Total collateral pledged	$777	$973

Derivative liability at fair value including accrued interest and premium receivable	$948	$1,204

(1)	At December 31, 2013 and 2012, $0 million and $9 million, respectively, were held in restricted cash accounts.

(2)	The trusts do not have the ability to sell or re-pledge securities they hold as collateral.